Investment in Associate	6 Months Ended
Jun. 30, 2018
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Investment in Associate
15.	Investment in Associate

Kutcho

Effective December 14, 2017, in connection with the Kutcho Early Deposit Agreement (Note 13), the Company participated in an equity financing undertaken by Kutcho Copper Corp. (“Kutcho”) acquiring, by way of private placement, 6,153,846 common shares and warrants to acquire an additional 3,076,923 common shares of Kutcho for total consideration of $3 million (Cdn$4 million). Additionally, the Company advanced to Kutcho $16 million (Cdn$20 million) in exchange for a subordinated secured convertible term debt loan agreement receivable bearing interest at 10% per annum (the “Kutcho Convertible Note”) (see Note 16).

As at January 31, 2018, Kutcho had 47,770,378 shares issued and outstanding, resulting in Wheaton owning approximately 13% of Kutcho on a non-diluted basis. However, as the convertible instruments described above are currently exercisable, on a fully diluted basis, Wheaton has the potential to own approximately 36% of Kutcho (45% on a non-fully diluted basis). As a result of the potential ownership position, the Company has concluded that it has significant influence over Kutcho and as such the investment in Kutcho is considered an Investment in Associate which is accounted for using the equity method. The Company records its share of Kutcho’s profit or loss based on Wheaton’s ownership interest in Kutcho on a non-diluted basis. As Kutcho’s fiscal year end is April 30, Wheaton has reported its share of Kutcho’s loss relative to Kutcho’s third quarter ended January 31, 2018, which represents the last period publicly reported by Kutcho as at the date these financial statements were authorized for issue.

A summary of the carrying value of the Kutcho Investment in Associate and the losses recognized as a component of the Company’s net earnings during 2018 is presented below:

		Share of Associate Losses Included in Net Earnings
(in thousands)	Carrying Amount at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Carrying Amount at Dec 31, 2017
Investment in Associate - Kutcho	$2,793	$—	$(201)	$2,994